--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                   VALUE LINE
                                     ASSET
                                  ALLOCATION
                                   FUND, INC.

                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729

                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #523580

VALUE LINE ASSET ALLOCATION FUND, INC.
                                                         TO OUR VALUE LINE ASSET
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the six months ended September 30, 2002, the Value Line Asset Allocation Fund had a total return of -13.96%. That compared to a total return of -28.36% for the Standard & Poor's 500 Index and a total return of 9.67% for the Lehman Government/Credit Bond Index.

In this difficult environment, your Fund continues to outperform its peers. The Fund ranked in the top 20% of its Lipper category for the year ended September 30th, and in the top 10% for five years. Since inception more than nine years ago, the Fund ranks #1 in the category.

The Fund's overall allocation to stocks is determined by Value Line's proprietary stock and bond market models, which incorporate a number of economic and financial variables. Our individual stock selection is serving the Fund well, as the stock portion of the portfolio continues to perform far ahead of the S&P 500. In this tough market, our disciplined strategy is more important than ever. We stay with companies showing strong earnings momentum and strong stock price momentum, relative to other companies. If a company falters on these counts, the stock is quickly sold. These guidelines have helped the Fund avoid many of the landmines in the U.S. markets over the past 21/2 years.

The Fund currently holds about 250 stocks diversified across many industries. The median market capitalization of holdings is about $3.5 billion, but the portfolio includes a wide range of small-, mid-, and large-cap stocks.

Thank you for investing with us.


                                   Sincerely,


                                /s/ Jean Bernhard Buttner



                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT

November 7, 2002

--------------------------------------------------------------------------------
(1) THE S&P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN
    UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(3) LIPPER RANKED THE VALUE LINE ASSET ALLOCATION FUND 1ST OUT OF 48 FLEXIBLE PORTFOLIO FUNDS BASED ON RETURN FOR THE FUND'S INCEPTION ON 8/24/93 TO 9/30/02, 14TH OUT OF 142 FLEXIBLE PORTFOLIO FUNDS BASED ON ITS FIVE-YEAR RETURN AS OF 9/30/02, AND 56TH OUT OF 282 FLEXIBLE PORTFOLIO FUNDS BASED ON ITS ONE-YEAR RETURN AS OF 9/30/02.


--------------------------------------------------------------------------------
2

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

ALLOCATION FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to struggle in its attempt to forge a durable recovery. For example, after starting the year strongly, with gross domestic product surging by 5.0% in the first quarter, growth slackened in the April-to-June period, with GDP gaining just 1.3%. The upturn subsequently stepped up a notch in the third quarter, with GDP growth increasing to 3.1%, on the strength of healthy levels of consumer spending and further gains in housing demand. Now, the business expansion is faltering anew, with growth being held in check by declines in consumer confidence, rising unemployment, sluggish manufacturing, and mounting concerns about a war with Iraq. The Federal Reserve, which is concerned as well about the slowing pace of business activity, recently voted to reduce short-term interest rates by a half of a percentage point, a larger cut than most had anticipated. We now believe that the Fed has completed its monetary easing cycle.

All told, we project that GDP growth for the final three months of 2002 will average a tepid 1%-2%. Growth should then step up a notch in 2003, with help from the succession of interest rate reductions enacted during 2001 and 2002, the expected satisfactory resolution of the conflict with Iraq, and the emergence of the beleaguered capital goods sector from its prolonged slump. In all, we expect the rate of GDP growth to increase to 2%, or so, in the opening quarter of the new year and to then move into the 3% area, or slightly better, over the balance of the year. A healthier rate of corporate earnings growth should accompany this likely modest acceleration in GDP growth.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now fore-cast, or a prolonged rise in oil prices stemming from a surprisingly long conflict with Iraq, inflation should continue to be held in comparative check through the middle years of this decade.

PERFORMANCE DATA:*

                                                                  AVERAGE ANNUAL
                                                                   TOTAL RETURN
                                                                 ---------------
1 year ended 9/30/02 .............                                     -4.10%
5 years ended 9/30/02 ............                                     +3.45%
From 8/24/93+ to 9/30/02 .........                                    +11.56%

--------------------------------------------------------------------------------
+ COMMENCEMENT OF OPERATIONS.

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
                                                                               3

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (86.4%)
                 ADVERTISING (0.6%)
    21,000       Harte Hanks, Inc. .........................   $  390,810
     9,000       Omnicom Group, Inc. .......................      501,120
                                                               ----------
                                                                  891,930
                 AEROSPACE/DEFENSE (2.3%)
    19,625       Alliant Techsystems, Inc.* ................    1,359,031
     9,500       General Dynamics Corp. ....................      772,635
    24,000       L-3 Communications Holdings, Inc.*             1,264,800
    14,000       Rockwell Collins, Inc. ....................      307,160
                                                               ----------
                                                                3,703,626
                 APPAREL (0.5%)
     8,000       Columbia Sportswear Co.* ..................      277,760
    15,000       V.F. Corp. ................................      539,700
                                                               ----------
                                                                  817,460
                 AUTO PARTS (1.2%)
    24,000       American Axle & Manufacturing
                  Holdings, Inc.* ..........................      599,520
    17,000       ArvinMeritor, Inc. ........................      317,900
    13,000       GenTex Corp.* .............................      353,210
     9,000       Johnson Controls, Inc. ....................      691,380
                                                               ----------
                                                                1,962,010
                 BANK (6.8%)
    23,000       BB & T Corp. ..............................      805,920
    15,000       Bank of Hawaii Corp. ......................      418,500
    14,000       City National Corp. .......................      654,780
    19,000       Colonial BancGroup, Inc. ..................      235,600
    18,000       Commerce Bancorp, Inc. ....................      747,180
    22,000       Compass Bancshares, Inc. ..................      651,860
     6,000       F.N.B. Corp. ..............................      168,120
    39,000       Hibernia Corp. Class "A" ..................      779,610
    12,000       M & T Bank Corp. ..........................      945,720
    13,000       National Commerce Financial Corp.                325,650
    23,000       North Fork Bancorporation, Inc. ...........      870,320
    19,000       Popular, Inc. .............................      600,400
    11,000       Regions Financial Corp. ...................      359,370
    36,000       SouthTrust Corp. ..........................      873,000

    SHARES                                                        VALUE
--------------------------------------------------------------------------------
    10,200       Southwest Bancorporation
                  of Texas, Inc.* ..........................   $  371,382
    24,000       UCBH Holdings, Inc. .......................      944,400
    12,000       Wells Fargo & Co. .........................      577,920
    18,000       Westamerica Bancorporation ................      725,040
                                                               ----------
                                                               11,054,772
                 BANK -- MIDWEST (1.8%)
    11,000       Commerce Bancshares, Inc. .................      429,770
    16,500       Fifth Third Bancorp. ......................    1,010,295
    27,500       First Midwest Bancorp, Inc. ...............      738,650
    16,000       TCF Financial Corp. .......................      677,280
                                                               ----------
                                                                2,855,995
                 BEVERAGE --
                  ALCOHOLIC (1.0%)
     9,000       Anheuser-Busch Companies, Inc. ............      455,400
    48,000       Constellation Brands, Inc.
                  Class "A"* ...............................    1,108,800
     2,000       Coors (Adolph) Co. Class "B" ..............      112,600
                                                               ----------
                                                                1,676,800
                 BEVERAGE -- SOFT
                  DRINK (1.1%)
    40,000       Pepsi Bottling Group, Inc. (The) ..........      936,000
    22,000       PepsiCo, Inc. .............................      812,900
                                                               ----------
                                                                1,748,900
                 BUILDING MATERIALS (0.5%)
    17,000       Granite Construction, Inc. ................      280,160
    18,000       Jacobs Engineering Group, Inc.* ...........      555,840
                                                               ----------
                                                                  836,000
                 CHEMICAL --
                  DIVERSIFIED (1.8%)
     9,000       Air Products & Chemicals, Inc. ............      378,090
    13,000       Albemarle Corp. ...........................      328,770
     6,000       3M Company ................................      659,820
                                                               ----------
                                                                1,366,680
                 CHEMICAL --
                  SPECIALTY (0.5%)
    10,000       EcoLab Inc. ...............................      417,300
     9,000       Praxair, Inc. .............................      459,990
                                                               ----------
                                                                  877,290

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
    SHARES                                                        VALUE
--------------------------------------------------------------------------------
                 COMPUTER &
                  PERIPHERALS (0.2%)
    15,000       Tech Data Corp.* ...........................   $ 396,000
                 COMPUTER SOFTWARE &
                  SERVICES (1.8%)
    24,000       Affiliated Computer Services Inc.
                  Class "A"* ................................   1,021,200
    14,000       ANSYS, Inc.* ...............................     241,220
    10,000       Certegy, Inc.* .............................     201,000
     7,000       Cognizant Technology Solutions
                  Corp. Class "A"* ..........................     402,290
    12,000       Fair, Issac & Co., Inc. ....................     392,400
    22,500       Fiserv, Inc.* ..............................     631,800
                                                                ---------
                                                                2,889,910
                 DIVERSIFIED
                  COMPANIES (3.1%)
    11,000       American Standard Companies,
                  Inc.* .....................................     699,820
    12,000       Ametek, Inc. ...............................     349,440
     6,800       Danaher Corp. ..............................     386,580
     9,000       Fortune Brands, Inc. .......................     425,610
    18,000       Hillenbrand Industries, Inc. ...............     977,400
    16,000       ITT Industries, Inc. .......................     997,280
    10,000       Pentair, Inc. ..............................     371,700
    19,000       Teleflex, Inc. .............................     866,020
                                                                ---------
                                                                5,073,850
                 DRUG (1.8%)
    18,000       Forest Laboratories, Inc.* .................   1,476,180
    28,000       NBTY, Inc.* ................................     363,440
    16,000       Scios Inc.* ................................     407,200
     9,000       Teva Pharmaceutical
                  Industries Ltd. (ADR) .....................     603,000
                                                                ---------
                                                                2,849,820
                 EDUCATIONAL
                  SERVICES (2.4%)
    29,250       Apollo Group, Inc. Class "A"* ..............   1,270,327
    30,000       Career Education Corp.* ....................   1,440,240
    22,000       Education Management Corp.* ................     973,940
    12,000       ITT Educational Services, Inc.* ............     225,240
                                                                ---------
                                                                3,909,747

    SHARES                                                        VALUE
--------------------------------------------------------------------------------
                 ELECTRIC UTILITY --
                  CENTRAL (0.3%)
    10,000       Entergy Corp. ..............................   $ 416,000

                 ELECTRIC UTILITY --
                  EAST (0.1%)
     4,000       Southern Co. (The) .........................     115,120

                 ELECTRONICS (0.5%)
    15,000       Harman International Industries, Inc........     776,250

                 ENTERTAINMENT (0.8%)
    18,000       Belo Corp. Series "A" ......................     393,840
    23,000       Cumulus Media, Inc. Class "A"* .............     405,950
     8,000       Entercom Communications Corp.* .............     378,960
     9,000       Radio One Inc. Class "A"* ..................     149,940
                                                                ---------
                                                                1,328,690
                 ENTERTAINMENT
                  TECHNOLOGY (0.8%)
    37,500       Activision, Inc.* ..........................     897,375
    21,500       THQ, Inc.* .................................     447,200
                                                                ---------
                                                                1,344,575
                 ENVIRONMENTAL (0.7%)
    22,000       Stericycle, Inc.* ..........................     746,240
    11,000       Waste Connections, Inc.* ...................     382,690
                                                                ---------
                                                                1,128,930
                 FINANCIAL SERVICES --
                  DIVERSIFIED (3.1%)
    28,000       Block (H. & R.), Inc. ......................   1,176,280
    12,500       Brown & Brown, Inc. ........................     375,000
    43,000       Cendant Corp.* .............................     462,680
    19,500       Doral Financial Corp. ......................     470,730
    21,560       Fidelity National Financial, Inc. ..........     619,419
    14,000       Global Payments, Inc. ......................     358,400
    11,500       Hilb, Rogal & Hamilton Co. .................     474,375
    13,000       New Century Financial Corp.* ...............     304,200
    10,000       Radian Group, Inc. .........................     326,600
    15,500       Willis Group Holdings Ltd.* ................     519,095
                                                                ---------
                                                                5,086,779

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 FOOD PROCESSING (0.8%)
    14,000       Dean Foods Co.* ...........................   $ 556,920
    13,000       Dole Food Co, Inc. ........................     377,390
    15,000       Interstate Bakeries Corp. .................     398,550
       200       Smucker (J.M.) Co. ........................       7,340
                                                               ---------
                                                               1,340,200
                 FOOD WHOLESALERS (0.5%)
    26,000       Performance Food Group Co.* ...............     882,960

                 FURNITURE/HOME
                  FURNISHINGS (0.2%)
    16,000       La-Z-Boy, Inc. ............................     371,200

                 GROCERY (0.5%)
    19,000       Whole Foods Market, Inc.* .................     813,960

                 HEALTHCARE INFORMATION
                  SYSTEMS (0.3%)
    14,000       Cerner Corp.* .............................     492,940

                 HOME APPLIANCE (0.5%)
     9,000       Black & Decker Corp. ......................     377,370
     7,000       Toro Co. (The) ............................     393,750
                                                               ---------
                                                                 771,120
                 HOTEL/GAMING (1.8%)
    13,000       Argosy Gaming Company* ....................     298,480
     6,000       Boyd Gaming Corp.* ........................     112,020
    15,000       GTECH Holdings Corp.* .....................     372,300
     9,000       Harrah's Entertainment, Inc.* .............     433,890
    10,000       International Game Technology* ............     691,400
    11,000       MGM Mirage, Inc.* .........................     410,300
    28,000       Penn National Gaming, Inc.* ...............     528,640
                                                               ---------
                                                               2,847,030

    SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 HOUSEHOLD
                  PRODUCTS (2.1%)
    12,000       Church & Dwight, Inc. .....................  $  397,800
     9,000       Clorox Co. (The) ..........................     361,620
    16,000       Energizer Holdings, Inc.* .................     486,400
     8,500       Lancaster Colony Corp. ....................     358,020
    13,000       Newell Rubbermaid, Inc. ...................     401,310
    10,000       Procter & Gamble Co. (The) ................     893,800
    11,000       Rent-A-Center, Inc.* ......................     571,450
                                                               ---------
                                                               3,470,400
                 HUMAN RESOURCES (0.2%)
    11,000       Manpower, Inc. ............................     322,740

                 INDUSTRIAL SERVICES (0.6%)
    11,000       Emcor Group, Inc.* ........................     546,700
    12,000       FTI Consulting, Inc.* .....................     477,120
                                                               ---------
                                                               1,023,820
                 INFORMATION
                  SERVICES (1.0%)
    14,000       ChoicePoint, Inc.* ........................     498,960
    11,000       Dun & Bradstreet Corp.* ...................     369,710
    16,000       Equifax, Inc. .............................     347,840
     8,000       Moody's Corp. .............................     388,000
                                                               ---------
                                                               1,604,510
                 INSURANCE -- LIFE (0.3%)
    13,000       AFLAC, Inc. ...............................     398,970

                 INSURANCE -- PROPERTY &
                  CASUALTY (2.8%)
    21,000       Berkley (W.R.) Corp. ......................     714,000
    13,000       Everest RE Group, Ltd. ....................     713,180
    29,000       Old Republic International Corp. ..........     823,020
     8,000       PMI Group, Inc. ...........................     217,680
    15,000       Progressive Corp. .........................     759,450
    13,500       RenaissanceRe Holdings Ltd. ...............     510,165
    10,000       XL Capital Ltd. Class "A" .................     735,000
                                                               ---------
                                                               4,472,495

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
    SHARES                                                         VALUE
--------------------------------------------------------------------------------
                 INTERNET (0.1%)
    13,000       Ticketmaster Class "B"* ...................   $  198,250

                 MACHINERY (0.8%)
    28,000       AGCO Corp.* ...............................      649,600
    11,000       Donaldson Co., Inc. .......................      377,630
    11,000       Manitowoc Co., Inc. (The). ................      300,850
                                                               ----------
                                                                1,328,080
                 MANUFACTURED HOUSING/
                  RECREATIONAL
                  VEHICLES (0.5%)
     6,300       Oshkosh Truck Corp. .......................      355,320
    11,000       Winnebago Industries, Inc. ................      434,830
                                                               ----------
                                                                  790,150
                 MEDICAL SERVICES (5.8%)
    18,000       American Medical Systems
                  Holdings, Inc.* ..........................      373,500
    12,744       Anthem, Inc.* .............................      828,360
     2,000       Coventry Health Care, Inc.* ...............       65,000
     4,179       DaVita, Inc.* .............................       98,624
    15,000       First Health Group Corp.* .................      406,800
    20,000       HCA, Inc. .................................      952,200
    12,000       IGEN International, Inc.* .................      358,560
    20,000       Laboratory Corp. of America
                  Holdings* ................................      675,600
    28,000       Lincare Holdings, Inc.* ...................      869,120
    13,000       Mid Atlantic Medical Services, Inc.*             470,600
    11,000       Renal Care Group, Inc.* ...................      361,790
    16,000       Sierra Health Services, Inc.* .............      287,040
    30,000       Tenet Healthcare Corp.* ...................    1,485,000
    11,000       Triad Hospitals, Inc.* ....................      417,450
    12,000       United Surgical Partners
                  International, Inc.* .....................      264,360
     6,000       UnitedHealth Group, Inc. ..................      523,320
     4,000       Universal Health Services, Inc.
                  Class "B"* ...............................      204,600
    10,000       Wellpoint Health Networks, Inc.* ..........      733,000
                                                               ----------
                                                                9,374,924

    SHARES                                                        VALUE
--------------------------------------------------------------------------------
                 MEDICAL SUPPLIES (6.8%)
    11,000       AmerisourceBergen Corp. ...................   $  785,620
    39,000       Biomet, Inc. ..............................    1,038,570
    12,000       Charles River Laboratories
                  International, Inc.* .....................      471,000
     8,000       Cooper Companies, Inc. ....................      420,000
    27,000       DENTSPLY International, Inc. ..............    1,084,590
    26,000       Henry Schein, Inc.* .......................    1,371,500
    10,000       ICU Medical Inc.* .........................      365,200
    12,000       IDEXX Laboratories, Inc.* .................      371,376
    25,000       Johnson & Johnson .........................    1,352,000
    15,334       Medtronic, Inc. ...........................      645,868
    11,500       Mentor Corp. ..............................      366,620
    24,000       Patterson Dental Co.* .....................    1,228,320
    11,200       St. Jude Medical, Inc.* ...................      399,840
    27,000       Varian Medical Systems, Inc.* .............    1,160,730
                                                               ----------
                                                               11,061,234
                 NEWSPAPER (0.8%)
     5,000       Gannett Co., Inc. .........................      360,900
    11,000       Lee Enterprises, Inc. .....................      361,460
     4,500       Media General, Inc. Class "A" .............      228,825
     5,500       Scripps (E.W.) Co. Class "A" ..............      381,150
                                                               ----------
                                                                1,332,335
                 PACKAGING &
                  CONTAINER (1.0%)
     5,000       Ball Corp. ................................      251,950
     8,000       Bemis Co., Inc. ...........................      395,200
    26,000       Packaging Corp. of America* ...............      455,260
    23,000       Pactiv Corp.* .............................      378,350
                                                               ----------
                                                                1,480,760

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                         VALUE
--------------------------------------------------------------------------------
                 PHARMACY SERVICES (1.1%)
     8,000       Accredo Health, Inc.* ......................   $  381,248
    36,000       Caremark Rx, Inc.* .........................      612,000
    14,000       Express Scripts, Inc. Class "A"* ...........      763,280
                                                                ----------
                                                                 1,756,528
                 PRECISION
                  INSTRUMENT (0.2%)
     7,000       FLIR Systems, Inc.* ........................      243,950

                 PUBLISHING (0.5%)
    11,000       Banta Corp. ................................      390,500
    11,000       Deluxe Corp. ...............................      495,660
                                                                ----------
                                                                   886,160
                 R.E.I.T. (0.5%)
    41,000       Thornburg Mortgage., Inc. ..................      770,390

                 RAILROAD (0.4%)
    16,000       CP Holders Inc. ............................      651,520

                 RECREATION (1.7%)
    12,000       Action Performance Companies, Inc.*               308,400
    13,000       Brunswick Corp. ............................      273,520
    18,000       Harley-Davidson, Inc. ......................      836,100
    44,000       Mattel, Inc. ...............................      792,440
     8,000       Polaris Industries, Inc. ...................      496,000
                                                                ----------
                                                                 2,706,460
                 RESTAURANT (4.3%)
    19,500       Applebees International, Inc. ..............      427,440
    14,000       Bob Evans Farms, Inc. ......................      331,800
    36,000       Brinker International, Inc.* ...............      932,400
    18,000       CBRL Group, Inc. ...........................      410,760
    29,250       Cheesecake Factory, Inc. (The)* ............      872,528
    45,000       Darden Restaurants, Inc. ...................    1,090,800
    18,000       Panera Bread Co. Class "A"* ................      486,000
    15,000       RARE Hospitality International, Inc.* ......      351,300
    44,000       Ruby Tuesday, Inc. .........................      826,320
    22,000       Starbucks Corp.* ...........................      455,620
    12,000       Wendy's International, Inc. ................      397,320
    16,000       Yum! Brands, Inc.* .........................      443,360
                                                                ----------
                                                                 7,025,648

    SHARES                                                         VALUE
--------------------------------------------------------------------------------
                 RETAIL BUILDING
                  SUPPLY (0.8%)
    12,000       Fastenal Co. ...............................   $  378,960
    24,000       Lowe's Companies, Inc. .....................      993,600
                                                                ----------
                                                                 1,372,560
                 RETAIL -- SPECIAL
                  LINES (6.4%)
    20,000       Abercrombie & Fitch Co. Class "A"* .........      393,400
     6,000       AutoZone, Inc.* ............................      473,160
    46,000       Bed Bath & Beyond Inc.* ....................    1,498,220
    16,000       Blockbuster Inc. Class "A" .................      396,800
    87,000       Chico's FAS, Inc.* .........................    1,385,910
    27,750       Christopher & Banks Corp.* .................      697,080
    16,000       Coach, Inc.* ...............................      409,600
    13,000       Dollar Tree Stores, Inc.* ..................      286,520
    25,000       Gymboree Corp. (The)* ......................      407,750
    12,000       Michaels Stores, Inc.* .....................      548,400
    21,500       Movie Gallery, Inc.* .......................      322,715
    22,666       99 Cents Only Stores* ......................      469,186
    23,500       O'Reilly Automotive, Inc.* .................      672,570
    20,000       PETsMART, Inc.* ............................      356,200
    22,000       Pier 1 Imports, Inc. .......................      419,540
    16,000       Ross Stores, Inc. ..........................      570,240
    24,000       TJX Companies, Inc. (The) ..................      408,000
    28,000       Too, Inc.* .................................      651,840
                                                                ----------
                                                                10,367,131
                 RETAIL STORE (4.1%)
    24,000       Big Lots, Inc.* ............................      379,920
    30,000       Family Dollar Stores, Inc. .................      806,400
    20,000       Kohl's Corp.* ..............................    1,216,200
     9,000       Sears, Roebuck & Co. .......................      351,000
    23,000       Target Corp. ...............................      678,960
    64,000       Wal-Mart Stores, Inc. ......................    3,151,360
                                                                ----------
                                                                 6,583,840

--------------------------------------------------------------------------------
8

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 SHARES                                               VALUE
--------------------------------------------------------------------------------
          SECURITIES
           BROKERAGE  (0.3%)
 24,000   Annaly Mortgage Management, Inc....... $   442,800

          SEMICONDUCTOR (0.3%)
 22,500   Microchip Technology Inc.* ...........     460,125
  6,750   United Microelectronics Corp.
           (ADR)* ..............................      23,827
                                                 -----------
                                                     483,952
          SHOE (0.7%)
  9,000   Nike, Inc. Class "B" .................     388,620
 28,000   Reebok International Ltd. * ..........     701,400
                                                 -----------
                                                   1,090,020
          THRIFT (4.2%)
 36,000   BankNorth Group, Inc. ................     855,000
 27,562   Charter One Financial, Inc. ..........     819,158
 26,000   Golden State Bancorp, Inc. ...........     840,320
 20,000   GreenPoint Financial Corp. ...........     834,800
 38,000   Independence Community
           Bank Corp. ..........................     953,420
 26,000   New York Community Bancorp, Inc.           732,420
 56,000   Sovereign Bancorp, Inc. ..............     722,400
 30,250   Washington Federal, Inc. .............     675,029
  9,000   Webster Financial Corp. ..............     302,220
                                                 -----------
                                                   6,734,767
          TOILETRIES/
           COSMETICS  (0.7%)
  8,000   Avon Products, Inc. ..................     368,800
 13,000   Gillette Company (The) ...............     384,800
 15,000   Regis Corp. ..........................     424,350
                                                 -----------
                                                   1,177,950
          TRUCKING/TRANSPORTATION
           LEASING (0.1%)
  2,000   Landstar System, Inc.* ...............      97,768
                                                 -----------
          TOTAL COMMON STOCKS
           (COST $119,829,291) ................. 139,876,656
                                                 -----------

            PRINCIPAL
             AMOUNT                                                           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (3.1%)
$   2,000,000                    Private Export Funding
                                  Corporation Notes Series "J"
                                  7.65%, 5/15/06 ...................... $ 2,334,366
    2,500,000                    Federal Home Loan Mortgage
                                  Corp. Notes 5.75%, 1/15/12 ..........   2,775,423
                                                                        ------------
                                 TOTAL U.S. GOVERNMENT
                                  AGENCY OBLIGATIONS
                                  (COST $4,499,573) ...................   5,109,789
                                                                        ------------
                                 TOTAL INVESTMENT
                                  SECURITIES (89.5%)
                                  (COST $124,328,864) ................. 144,986,445
                                                                        ------------
REPURCHASE AGREEMENTS (8.2%)
(INCLUDING ACCRUED INTEREST)
    6,600,000                    Collateralized by $4,549,000
                                  U.S. Treasury Bonds 8.875%,
                                  due 8/15/17, with a value of
                                  $6,813,549 (with UBS
                                  Warburg LLC, 1.87%, dated
                                  9/30/02, due 10/1/02,
                                  delivery value $6,600,343) ..........   6,600,343
    6,600,000                    Collateralized by $6,380,000
                                  U.S. Treasury Notes 3.50%,
                                  due 10/15/06, with a value of
                                  $6,731,896 (with State Street
                                  Bank & Trust Company,
                                  1.82%, dated 9/30/02, due
                                  10/1/02, delivery value
                                  $6,600,334) .........................   6,600,334
                                                                        ------------
                                 TOTAL REPURCHASE
                                  AGREEMENTS
                                  (COST $13,200,667) ..................  13,200,677
EXCESS OF CASH AND OTHER
 ASSETS OVER LIABILITIES (2.3%) .......................................   3,718,623
                                                                        ------------
NET ASSETS (100.0%)     -                                              $161,905,745
                                                                        ============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($161,905,745 - 10,811,697
 SHARES OUTSTANDING) .................................................. $     14.98
                                                                        ============

* NON-INCOME PRODUCING
(ADR) AMERICAN DEPOSITARY RECEIPTS

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
   (Cost - 124,328,864) ........................   $144,986,445
Repurchase agreements
   (Cost - $13,200,677) ........................     13,200,677
Cash ...........................................         12,664
Receivable for securities sold .................      3,962,976
Receivable for capital shares sold .............        269,175
Dividends and interest receivable ..............        155,614
                                                   -------------
  TOTAL ASSETS .................................    162,587,551
                                                   -------------
LIABILITIES:
Payable for securities purchased ...............        386,431
Payable for capital shares repurchased .........        139,346
Accrued expenses:
  Advisory fee payable .........................         91,306
  Service and distribution plan
     fees payable ..............................         35,118
  Other ........................................         29,605
                                                   -------------
  TOTAL LIABILITIES ............................        681,806
                                                   -------------
NET ASSETS .....................................   $161,905,745
                                                   =============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   10,811,697 shares) ..........................   $     10,812
Additional paid-in capital .....................    173,789,726
Undistributed net investment income ............         74,897
Accumulated net realized loss on
   investments .................................    (32,627,271)
Net unrealized appreciation of
   investments .................................     20,657,581
                                                   -------------
NET ASSETS .....................................   $161,905,745
                                                   =============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($161,905,745 -
   10,811,697 SHARES OUTSTANDING) ..............   $      14.98
                                                   =============

VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend (net of foreign
   withholding tax of $4,582) .............   $    638,531
Interest ..................................        489,191
                                              ------------
     Total Income .........................      1,127,722
                                              ------------
EXPENSES:
Advisory fee ..............................        633,609
Service and distribution plan fee .........        243,696
Insurance, dues and other .................         43,839
Custodian fees ............................         28,909
Transfer agent fees .......................         28,256
Auditing and legal fees ...................         25,706
Accounting & bookkeeping expense ..........         16,200
Registration and filing fees ..............         10,744
Directors' fees and expenses ..............         10,264
Printing ..................................          8,597
Postage ...................................          7,721
                                              ------------
     Total Expenses before
        custody credits ...................      1,057,541
     Less: custody credits ................         (1,150)
                                              ------------
     Net Expenses .........................      1,056,391
                                              ------------
NET INVESTMENT INCOME .....................         71,331
                                              ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net Realized Loss .........................     (8,365,997)
Change in Net Unrealized
   Appreciation ...........................    (21,412,763)
                                              ------------
NET REALIZED LOSS AND CHANGE IN
   NET UNREALIZED APPRECIATION
   ON INVESTMENTS .........................    (29,778,760)
                                              ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS ........................   $(29,707,429)
                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
AND FOR THE YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                          SEPTEMBER 30, 2002        MARCH 31,
                                                                              (UNAUDITED)             2002
                                                                         --------------------   ----------------
OPERATIONS:
 Net investment income ...............................................      $      71,331        $          509
 Net realized loss on investments ....................................         (8,365,997)          (15,925,507)
 Change in net unrealized appreciation ...............................        (21,412,763)           25,829,630
                                                                            -------------        --------------
 Net (decrease) increase in net assets from operations ...............        (29,707,429)            9,904,632
                                                                            -------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................                 --              (721,305)
 Net realized gain from investment transactions ......................                 --                    --
                                                                            -------------        --------------
 Total distributions .................................................                 --              (721,305)
                                                                            -------------        --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         22,370,447           181,401,786
 Proceeds from reinvestment of distributions to shareholders .........                 --               687,902
 Cost of shares repurchased ..........................................        (46,964,003)         (245,535,094)
                                                                            -------------        --------------
 Net decrease from capital share transactions ........................        (24,593,556)          (63,445,406)
                                                                            -------------        --------------
TOTAL DECREASE IN NET ASSETS .........................................        (54,300,985)          (54,262,079)
NET ASSETS:
 Beginning of period .................................................        216,206,730           270,468,809
                                                                            -------------        --------------
 End of period .......................................................      $ 161,905,745        $  216,206,730
                                                                            =============        ==============
NET UNDISTRIBUTED INVESTMENT INCOME, AT END OF PERIOD ................      $      74,897        $        3,566
                                                                            =============        ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. As required, effective April, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premium on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis.

--------------------------------------------------------------------------------
12

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                 SIX MONTHS ENDED        YEAR ENDED
                                SEPTEMBER 30, 2002       MARCH 31,
                                    (UNAUDITED)             2002
                               --------------------   ---------------
Shares sold ................    1,331,244             10,283,502
Shares issued in
   reinvestment of
   dividends and
   distributions ...........           --                 39,855
                                ---------             ----------
                                1,331,244             10,323,357
Shares repurchased .........    2,937,279             14,259,379
                                ---------             ----------
Net decrease ...............   (1,606,035)            (3,936,022)
                               ==========             ==========


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                          SIX MONTHS ENDED
                                         SEPTEMBER 30, 2002
                                            (UNAUDITED)
                                        -------------------
PURCHASES:
Other Investment Securities .........   $43,077,428
                                        ===========
SALES:
U.S. Treasury and U.S. Government
   Agency Obligations ...............   $11,420,257
Other Investment Securities .........    62,926,380
                                        -----------
                                        $74,346,637
                                        ===========


4. INCOME TAXES
At September 30, 2002, information on the tax components of capital is as follows:

                                                  (UNAUDITED)
                                                ---------------
Cost of investment for tax purposes .........   $137,636,889
                                                ============
Gross tax unrealized appreciation ...........   $ 27,699,599
Gross tax unrealized depreciation ...........      7,149,366
                                                ------------
Net tax unrealized appreciation on
   investments ..............................   $ 20,550,233
                                                ============
Capital loss carryforward expiring
   March 31, 2009 ...........................   $  3,878,796
Capital loss carryforward expiring
   March 31, 2010 ...........................   $ 19,485,852
                                                ------------
Total loss carryforward .....................   $ 23,364,648
                                                ============

During the year ended March 31, 2002, as permitted under federal income tax regulations, the Fund elected to defer $201,409 of Post-October net capital losses to the 2002 taxable year.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $633,609 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2002. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2002, fees amounting to $243,696 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2002, the Fund's expenses were reduced by $1,150 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. For the six-month period ended September 30, 2002 the Fund payed to the Distributor $34,039 for reimbursement of trading services performed on behalf of the Fund.

At September 30, 2002, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,738,349 shares of the Fund's capital stock, representing 16.1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 248,546 shares of capital stock, representing 2.3% of the outstanding shares.

--------------------------------------------------------------------------------
14

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                               SIX MONTHS
                                  ENDED                                        YEARS ENDED MARCH 31,
                            SEPTEMBER 30, 2002    ------------------------------------------------------------------------
                               (UNAUDITED)          2002            2001           2000            1999             1998
                                 --------         --------        --------        --------        --------        --------
NET ASSET VALUE, BEGINNING
 OF PERIOD ...................   $  17.41         $  16.54        $  20.88        $  17.99        $  16.32        $  13.64
                                 --------         --------        --------        --------        --------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income.......        .01              .01             .23             .33             .03             .22
  Net gains on securities
    (both realized and
    unrealized) ..............      (2.44)             .92           (3.84)           4.04            1.92            4.54
                                 --------         --------        --------        --------        --------        --------
  Total from investment
    operations ...............      (2.43)             .93           (3.61)           4.37            1.95            4.76
                                 --------         --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
  Dividends from net
    investment incom..........         --             (.06)           (.32)           (.24)           (.02)           (.26)
  Distributions from
    realized gains............         --               --            (.41)          (1.24)           (.26)          (1.82)
                                 --------         --------        --------        --------        --------        --------
  Total distributions.........         --             (.06)           (.73)          (1.48)           (.28)          (2.08)
                                 --------         --------        --------        --------        --------        --------
NET ASSET VALUE,
 END OF PERIOD                   $  14.98         $  17.41        $  16.54        $  20.88        $  17.99        $  16.32
                                 ========         ========        ========        ========        ========        ========
TOTAL RETURN                       (13.96)%+          5.60%         (17.59%)         25.02%          12.16%          37.36%
                                 ========         ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $161,906         $216,207        $270,469        $311,715        $182,532        $123,488
Ratio of operating expenses
 to average net assets .......       1.08%*(2)        1.03%(2)        1.01%(2)        1.03%(2)        1.08%(1)        1.15%(1)
Ratio of net investment income
 to average net assets .......       0.07%*             --            1.21%           1.93%           0.30%           1.46%
Portfolio turnover rate ......         24%+             62%            123%             72%            129%            139%

 +  NOT ANNUALIZED

 *  ANNUALIZED

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002, AND THE YEARS ENDED MARCH 31, 2002, AND 2001, AND 1.02% FOR THE YEAR ENDED MARCH 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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